Fees Summary	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,071,500.00
Total Fee Amount	700.37
Total Offset Amount	0.00
Net Fee	$ 700.37
Offering Table N/A
Offset Table N/A	N/A